SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS


                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                   ---------------------------------------

                          VARIABLE SEPARATE ACCOUNT

                       Polaris Advisor Variable Annuity
                        Polaris Advisor III Variable Annuity
                      Polaris Advantage Variable Annuity
                      Polaris Advantage II Variable Annuity
                   Polaris II Platinum Series Variable Annuity
                   Polaris Preferred Solution Variable Annuity
                      Polaris Protector Variable Annuity

                         VARIABLE ANNUITY ACCOUNT TWO

                            Vista Variable Annuity


       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
       ----------------------------------------------------------------

                         FS VARIABLE SEPARATE ACCOUNT

                           Polaris Variable Annuity
                       Polaris Advantage Variable Annuity
                      Polaris Advantage II Variable Annuity
                         Polaris Choice Variable Annuity
                       Polaris Choice III Variable Annuity
                           Polaris II Variable Annuity
             Polaris II A-Class Platinum Series Variable Annuity

                         FS VARIABLE ANNUITY ACCOUNT TWO

                              Vista Variable Annuity


-------------------------------------------------------------------------------

Effective on or about June 30, 2016, the SunAmerica Series Trust "SA Marsico Focused Growth Portfolio" changed its name to "SA Janus Focused Growth Portfolio," and its investment manager changed from "Marsico Capital Management, LLC" to "Janus Capital Management, LLC." Accordingly, all references in the prospectuses to the "SA Marsico Focused Growth Portfolio" and to its manager, "Marsico Capital Management, LLC" are respectively replaced with the "SA Janus Focused Growth Portfolio" and "Janus Capital Management, LLC."


Underlying Fund:           Managed by:                      Trust   Asset Class
-----------------------    -----------------------------    -----   -----------
SA Janus Focused Growth    Janus Capital Management, LLC    SAST    STOCK





Dated:  June 30, 2016


          Please keep this Supplement with your Prospectus